UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22350

Global Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Global Opportunities Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited)

Mortgage Pass-Throughs — 16.2%

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.:
2.887%, with maturity at 2035(1)	$1,328,082	$1,412,447
4.33%, with maturity at 2030(1)	528,401	574,388
6.50%, with maturity at 2030	3,395,147	3,832,579
7.00%, with various maturities to 2035	5,679,251	6,591,529
7.50%, with maturity at 2034	1,756,480	2,131,297
8.00%, with maturity at 2026	1,183,027	1,335,589

		$15,877,829

Federal National Mortgage Association:
3.736%, with maturity at 2035(1)	$1,431,381	$1,555,956
3.955%, with maturity at 2035(1)	3,165,140	3,440,607
6.00%, with various maturities to 2032	1,302,584	1,452,478
6.50%, with various maturities to 2029	4,942,519	5,609,818
7.00%, with various maturities to 2036	10,078,459	11,651,321
7.50%, with maturity at 2035	9,337,756	11,135,462
8.50%, with maturity at 2032	561,775	663,375
9.50%, with maturity at 2020	1,757,548	2,086,560

		$37,595,577

Government National Mortgage Association:
7.00%, with various maturities to 2035(2)	$18,508,905	$21,769,384
7.50%, with various maturities to 2022	2,028,686	2,369,371

		$24,138,755

Total Mortgage Pass-Throughs (identified cost $71,690,616)		$77,612,161

Collateralized Mortgage Obligations — 28.9%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 2182, Class ZC, 7.50%, 9/15/29	$357,607	$407,945
Series 2631, (Interest Only), Class DS, 6.948%, 6/15/33(3)(4)	8,538,375	1,460,403
Series 2953, (Interest Only), Class LS, 6.548%, 12/15/34(3)(4)	8,236,579	1,008,564
Series 2956, (Interest Only), Class SL, 6.848%, 6/15/32(3)(4)	3,919,282	665,737
Series 3114, (Interest Only), Class TS, 6.498%, 9/15/30(3)(4)	12,742,438	2,162,340
Series 3153, (Interest Only), Class JI, 6.468%, 5/15/36(3)(4)	8,125,143	1,276,362
Series 3423, (Interest Only), Class SN, 5.978%, 3/15/38(3)(4)	14,371,712	1,983,609
Series 3745, (Interest Only), Class SA, 6.598%, 3/15/25(3)(4)	9,410,020	1,257,377

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.: (continued)
Series 3780, (Interest Only), Class PS, 6.298%, 8/15/35(3)(4)	$18,608,811	$1,865,491
Series 3845, (Interest Only), Class ES, 6.498%, 1/15/29(3)(4)	9,468,260	1,211,923
Series 3919, (Interest Only), Class SL, 6.498%, 10/15/40(3)(4)	8,323,986	868,313
Series 3973, (Interest Only), Class SG, 6.498%, 4/15/30(3)(4)	10,284,668	1,570,155
Series 4007, (Interest Only), Class JI, 4.00%, 2/15/42(3)	7,805,063	1,619,665
Series 4070, (Interest Only), Class S, 5.948%, 6/15/32(3)(4)	19,501,806	3,553,095
Series 4109, (Interest Only), Class ES, 5.998%, 12/15/41(3)(4)	15,000,000	1,084,344
Series 4109, (Interest Only), Class KS, 5.948%, 5/15/32(3)(4)	18,246,818	2,228,684
Series 4149, (Interest Only), Class S, 6.098%, 1/15/33(3)(4)	10,457,721	2,062,500
Series 4163, (Interest Only), Class GS, 6.048%, 11/15/32(3)(4)	7,396,704	1,544,083
Series 4169, (Interest Only), Class AS, 6.098%, 2/15/33(3)(4)	12,905,162	2,431,345
Series 4180, (Interest Only), Class GI, 3.50%, 8/15/26(3)	14,131,809	1,772,794
Series 4182, (Interest Only), Class GI, 3.00%, 1/15/43(3)	9,280,911	1,136,003
Series 4188, (Interest Only), Class AI, 3.50%, 4/15/28(3)	23,617,817	3,058,119
Series 4203, (Interest Only), Class QS, 6.098%, 5/15/43(3)(4)	9,505,849	1,864,038
Series 4233, (Interest Only), Class GI, 3.50%, 3/15/25(3)	16,056,728	1,183,310
Series 4273, Class SP, 11.595%, 11/15/43(4)	4,448,659	4,730,075

		$44,006,274

Federal National Mortgage Association:
Series 1994-42, Class K, 6.50%, 4/25/24	$593,580	$662,989
Series 2004-46, (Interest Only), Class SI, 5.848%, 5/25/34(3)(4)	12,491,709	2,014,330
Series 2005-17, (Interest Only), Class SA, 6.548%, 3/25/35(3)(4)	5,348,590	1,073,512
Series 2005-71, (Interest Only), Class SA, 6.598%, 8/25/25(3)(4)	7,562,953	1,058,952
Series 2005-105, (Interest Only), Class S, 6.548%, 12/25/35(3)(4)	5,803,033	952,170
Series 2006-44, (Interest Only), Class IS, 6.448%, 6/25/36(3)(4)	5,124,245	820,073
Series 2006-65, (Interest Only), Class PS, 7.068%, 7/25/36(3)(4)	5,103,549	896,390
Series 2006-96, (Interest Only), Class SN, 7.048%, 10/25/36(3)(4)	7,209,376	1,244,955

1	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)
Series 2006-104, (Interest Only), Class SD, 6.488%, 11/25/36(3)(4)	$4,839,762	$803,528
Series 2006-104, (Interest Only), Class SE, 6.478%, 11/25/36(3)(4)	3,226,508	534,579
Series 2007-50, (Interest Only), Class LS, 6.298%, 6/25/37(3)(4)	7,932,191	1,150,807
Series 2008-26, (Interest Only), Class SA, 6.048%, 4/25/38(3)(4)	10,020,418	1,598,095
Series 2008-61, (Interest Only), Class S, 5.948%, 7/25/38(3)(4)	14,322,933	2,298,657
Series 2009-62, Class WA, 5.562%, 8/25/39(5)	4,455,029	4,950,792
Series 2010-67, (Interest Only), Class SC, 5.648%, 6/25/40(3)(4)	8,596,175	1,167,984
Series 2010-99, (Interest Only), Class NS, 6.448%, 3/25/39(3)(4)	17,859,342	2,313,034
Series 2010-124, (Interest Only), Class SJ, 5.898%, 11/25/38(3)(4)	9,455,136	1,376,511
Series 2010-151, (Interest Only), Class PI, 4.00%, 5/25/28(3)	42,529,346	2,815,094
Series 2011-45, (Interest Only), Class SA, 6.498%, 1/25/29(3)(4)	22,407,634	2,625,170
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(3)	14,550,519	1,868,881
Series 2011-101, (Interest Only), Class IE, 3.50%, 10/25/26(3)	11,012,733	1,415,681
Series 2011-104, (Interest Only), Class IM, 3.50%, 10/25/26(3)	18,875,393	2,349,642
Series 2012-24, (Interest Only), Class S, 5.348%, 5/25/30(3)(4)	9,526,729	1,145,782
Series 2012-52, (Interest Only), Class DI, 3.50%, 5/25/27(3)	23,701,065	3,157,112
Series 2012-56, (Interest Only), Class SU, 6.598%, 8/25/26(3)(4)	20,004,831	2,154,418
Series 2012-124, (Interest Only), Class IO, 1.501%, 11/25/42(3)	42,211,375	2,402,655
Series 2012-129, (Interest Only), Class IO, 5.00%, 12/25/42(3)	9,805,034	2,140,150
Series 2012-150, (Interest Only), Class PS, 5.998%, 1/25/43(3)(4)	18,535,175	3,546,413
Series 2012-150, (Interest Only), Class SK, 5.998%, 1/25/43(3)(4)	17,593,815	3,393,013
Series 2013-6, (Interest Only), Class TI, 4.50%, 2/25/43(3)	28,694,728	5,324,734
Series 2013-12, (Interest Only), Class SP, 5.498%, 11/25/41(3)(4)	9,671,236	1,580,619
Series 2013-15, (Interest Only), Class DS, 6.048%, 3/25/33(3)(4)	10,150,035	2,048,979
Series 2013-23, (Interest Only), Class CS, 6.098%, 3/25/33(3)(4)	11,969,223	2,406,575

Security		Principal Amount	Value

Federal National Mortgage Association: (continued)
Series 2013-54, (Interest Only), Class HS, 6.148%, 10/25/41(3)(4)		$24,587,726	$4,277,114
Series 2013-64, (Interest Only), Class PS, 6.098%, 4/25/43(3)(4)		14,656,930	2,874,376
Series 2013-75, (Interest Only), Class SC, 6.098%, 7/25/42(3)(4)		38,585,969	6,942,870
Series 2013-123, Class VS, 11.594%, 9/25/41(4)		4,652,309	4,867,822
Series G94-7, Class PJ, 7.50%, 5/17/24		892,668	1,022,116

			$85,276,574

Government National Mortgage Association:
Series 2009-87, (Interest Only), Class SI, 6.598%, 2/20/35(3)(4)		$8,239,505	$1,447,838
Series 2010-4, (Interest Only), Class SK, 6.048%, 5/20/35(3)(4)		5,143,136	956,022
Series 2013-24, Class KS, 5.577%, 2/20/43(4)		3,448,292	3,345,315
Series 2013-168, Class US, 11.594%, 11/20/43(4)		2,153,717	2,239,079
Series 2014-7, Class CS, 11.594%, 1/20/44(4)		1,168,067	1,204,144

			$9,192,398

Total Collateralized Mortgage Obligations (identified cost $139,555,042)			$138,475,246

Commercial Mortgage-Backed Securities — 4.3%

Security		Principal Amount	Value
HILT, Series 2013, Class EFX, 4.602%, 11/5/30(5)(6)		$20,300,000	$20,850,891

Total Commercial Mortgage-Backed Securities (identified cost $20,395,328)			$20,850,891

Foreign Corporate Bonds — 0.1%

Security		Principal Amount (000’s omitted)	Value

Venezuela — 0.1%
Petroleos de Venezuela SA, 4.90%, 10/28/14	USD	415	$402,890

Total Venezuela			$402,890

Total Foreign Corporate Bonds (identified cost $403,233)			$402,890

2	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Foreign Government Bonds — 12.2%

Security		Principal Amount (000’s omitted)	Value

India — 4.1%
India Government Bond, 7.16%, 5/20/23	INR	728,480	$10,632,028
India Government Bond, 8.12%, 12/10/20	INR	550,340	8,818,086

Total India			$19,450,114

Serbia — 3.3%
Serbia Treasury Bond, 10.00%, 1/10/15	RSD	653,320	$7,939,931
Serbia Treasury Bond, 10.00%, 3/1/15	RSD	250,000	3,043,316
Serbia Treasury Bond, 10.00%, 4/25/16	RSD	58,680	704,229
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	330,500	3,939,631

Total Serbia			$15,627,107

Sri Lanka — 0.9%
Sri Lanka Government Bond, 5.65%, 1/15/19	LKR	290,870	$1,950,215
Sri Lanka Government Bond, 8.50%, 2/1/18	LKR	341,440	2,594,156

Total Sri Lanka			$4,544,371

Venezuela — 3.9%
Bolivarian Republic of Venezuela, 5.75%, 2/26/16(7)	USD	14,500	$13,195,000
Bolivarian Republic of Venezuela, 6.00%, 12/9/20(7)	USD	398	289,048
Bolivarian Republic of Venezuela, 7.75%, 10/13/19(7)	USD	4,459	3,656,462
Bolivarian Republic of Venezuela, 8.50%, 10/8/14	USD	1,680	1,675,800

Total Venezuela			$18,816,310

Total Foreign Government Bonds (identified cost $55,627,695)			$58,437,902

Closed-End Funds — 8.1%

Security	Shares	Value

Advent Claymore Convertible Securities and Income Fund	206,908	$3,774,002
BlackRock Corporate High Yield Fund, VI, Inc.	758,731	9,271,693
Calamos Convertible and High Income Fund	567,977	7,991,436
First Trust High Income Long/Short Fund	401,702	7,238,670
Pimco Dynamic Income Fund	167,915	5,427,013
Western Asset High Income Opportunity Fund, Inc.	876,897	5,278,920

Total Closed-End Funds (identified cost $37,379,213)		$38,981,734

Currency Put Options Purchased — 0.3%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Australian Dollar	Citibank NA	AUD 33,912	USD 0.85	4/29/15	$514,528
Australian Dollar	JPMorgan Chase Bank	AUD 26,105	USD 0.85	4/29/15	396,076
Euro	Citibank NA	EUR 18,417	USD 1.38	4/29/15	652,363

Total Currency Put Options Purchased (identified cost $1,680,179)					$1,562,967

Interest Rate Swaptions Purchased — 0.2%

Description	Counterparty	Expiration Date	Notional Amount	Value

Option to pay 3-Month USD-LIBOR- BBA Rate and receive 5.25%	Credit Suisse International	2/28/17	$52,500,000	$1,008,420

Total Interest Rate Swaptions Purchased (identified cost $2,535,750)				$1,008,420

Short-Term Investments — 27.0%

Foreign Government Securities — 11.1%

Security		Principal Amount (000’s omitted)	Value

Serbia — 0.5%
Serbia Treasury Bill, 0.00%, 1/29/15	RSD	70,000	$789,932
Serbia Treasury Bill, 0.00%, 2/26/15	RSD	150,250	1,684,401

Total Serbia			$2,474,333

Sri Lanka — 10.6%
Sri Lanka Treasury Bill, 0.00%, 6/6/14	LKR	490,000	$3,729,341
Sri Lanka Treasury Bill, 0.00%, 7/11/14	LKR	785,000	5,936,698
Sri Lanka Treasury Bill, 0.00%, 11/14/14	LKR	1,362,200	10,063,765
Sri Lanka Treasury Bill, 0.00%, 11/28/14	LKR	835,610	6,156,915
Sri Lanka Treasury Bill, 0.00%, 12/26/14	LKR	38,730	283,877
Sri Lanka Treasury Bill, 0.00%, 1/9/15	LKR	73,030	533,893
Sri Lanka Treasury Bill, 0.00%, 2/27/15	LKR	160,090	1,159,693
Sri Lanka Treasury Bill, 0.00%, 3/6/15	LKR	1,761,280	12,741,834
Sri Lanka Treasury Bill, 0.00%, 4/10/15	LKR	751,170	5,398,301
Sri Lanka Treasury Bill, 0.00%, 4/17/15	LKR	470,140	3,375,074
Sri Lanka Treasury Bill, 0.00%, 4/24/15	LKR	214,870	1,540,321

Total Sri Lanka			$50,919,712

Total Foreign Government Securities (identified cost $52,903,651)			$53,394,045

3	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 1.2%

Security	Principal Amount	Value

U.S. Treasury Bill, 0.00%, 7/10/14(2)	$5,500,000	$5,499,813

Total U.S. Treasury Obligations (identified cost $5,499,433)		$5,499,813

Other — 14.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(8)	$70,400	$70,399,945

Total Other (identified cost $70,399,945)		$70,399,945

Total Short-Term Investments (identified cost $128,803,029)		$129,293,803

Total Investments — 97.3% (identified cost $458,070,085)		$466,626,014

Currency Put Options Written — (0.0)%(9)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Indian Rupee	Goldman Sachs International	INR 398,160	INR 72.00	7/1/14	$(2,499)
Indian Rupee	JPMorgan Chase Bank	INR 2,267,364	INR 70.00	6/19/14	(13,604)
Indian Rupee	JPMorgan Chase Bank	INR 379,224	INR 72.00	7/1/14	(2,381)

Total Currency Put Options Written (premiums received $752,431)					$(18,484)

Interest Rate Swaptions Written — (0.2)%

Description	Counterparty	Expiration Date	Notional Amount	Value

Option to pay 3-Month USD-LIBOR-BBA Rate and receive 5.25%	Citibank NA	2/28/17	$52,500,000	$(1,008,420)

Total Interest Rate Swaptions Written (premiums received $1,989,750)				$(1,008,420)

Other Assets, Less Liabilities — 2.9%				$13,975,546

Net Assets — 100.0%				$479,574,656

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

AUD	–	Australian Dollar
EUR	–	Euro
INR	–	Indian Rupee
LKR	–	Sri Lankan Rupee
RSD	–	Serbian Dinar
USD	–	United States Dollar

HILT	–	Hilton USA Trust

(1)	Adjustable rate mortgage security. Rate shown is the rate at April 30, 2014.

(2)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(3)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(4)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2014.

(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2014.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2014, the aggregate value of these securities is $20,850,891 or 4.3% of the Portfolio’s net assets.

(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2014, the aggregate value of these securities is $17,140,510 or 3.6% of the Portfolio’s net assets.

(8)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2014.

(9)	Amount is less than 0.05% or (0.05)%, as applicable.

4	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2014

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2014
Unaffiliated investments, at value (identified cost, $387,670,140)	$396,226,069
Affiliated investment, at value (identified cost, $70,399,945)	70,399,945
Restricted cash*	14,568,240
Foreign currency, at value (identified cost, $179,033)	180,871
Interest and dividends receivable	3,656,699
Interest receivable from affiliated investment	2,686
Receivable for investments sold	4,929,239
Receivable for open forward foreign currency exchange contracts	3,045,814
Receivable for open swap contracts	5,037,915
Total assets	$498,047,478

Liabilities
Cash collateral due to brokers	$1,980,000
Written options and swaptions outstanding, at value (premiums received, $2,742,181)	1,026,904
Payable for investments purchased	6,586,366
Payable for variation margin on open financial futures contracts	634,455
Payable for open forward foreign currency exchange contracts	2,747,387
Due to custodian	4,896,810
Payable for variation margin on open centrally cleared swap contracts	253,051
Payable to affiliates:
Investment adviser fee	226,259
Trustees’ fees	1,573
Accrued expenses	120,017
Total liabilities	$18,472,822
Net Assets applicable to investors’ interest in Portfolio	$479,574,656

Sources of Net Assets
Investors’ capital	$469,106,962
Net unrealized appreciation	10,467,694
Total	$479,574,656

*	Represents restricted cash on deposit at the custodian and the broker for open derivative contracts.

5	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2014

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2014
Interest (net of foreign taxes, $33,414)	$13,220,768
Dividends	1,402,068
Interest allocated from affiliated investment	34,976
Expenses allocated from affiliated investment	(4,908)
Total investment income	$14,652,904

Expenses
Investment adviser fee	$1,338,467
Trustees’ fees and expenses	9,700
Custodian fee	177,551
Legal and accounting services	57,410
Miscellaneous	14,139
Total expenses	$1,597,267
Deduct —
Reduction of custodian fee	$591
Total expense reductions	$591

Net expenses	$1,596,676

Net investment income	$13,056,228

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(552,533)
Investment transactions allocated from affiliated investment	414
Financial futures contracts	(4,476,538)
Swap contracts	(7,864,973)
Foreign currency and forward foreign currency exchange contract transactions	(9,253,726)
Net realized loss	$(22,147,356)
Change in unrealized appreciation (depreciation) —
Investments	$4,445,523
Written options and swaptions	1,766,105
Financial futures contracts	(263,421)
Swap contracts	8,526,718
Foreign currency and forward foreign currency exchange contracts	5,049,724
Net change in unrealized appreciation (depreciation)	$19,524,649

Net realized and unrealized loss	$(2,622,707)

Net increase in net assets from operations	$10,433,521

6	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2014

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
From operations —
Net investment income	$13,056,228	$24,278,436
Net realized loss from investment transactions, financial futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(22,147,356)	(18,832,723)
Net change in unrealized appreciation (depreciation) from investments, written options and swaptions, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	19,524,649	(53,182,874)
Net increase (decrease) in net assets from operations	$10,433,521	$(47,737,161)
Capital transactions —
Contributions	$118,792,004	$302,304,297
Withdrawals	(175,750,000)	(247,296,771)
Net increase (decrease) in net assets from capital transactions	$(56,957,996)	$55,007,526

Net increase (decrease) in net assets	$(46,524,475)	$7,270,365

Net Assets
At beginning of period	$526,099,131	$518,828,766
At end of period	$479,574,656	$526,099,131

7	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2014

Consolidated Supplementary Data

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,			Period Ended October 31, 2010(1)
Ratios/Supplemental Data			2013	2012	2011
Ratios (as a percentage of average daily net assets):
Expenses(2)	0.74	%(3)	0.72%	0.75%	0.73%	0.72	%(3)
Net investment income	6.01	%(3)	3.86%	1.92%	2.35%	2.45	%(3)
Portfolio Turnover	45	%(4)	123%	17%	10%	18	%(4)

Total Return	2.49	%(4)	(6.15)%	5.00%	6.69%	3.10	%(4)

Net assets, end of period (000’s omitted)	$479,575		$526,099	$518,829	$522,015	$407,387

(1)	For the period from the start of business, November 20, 2009, to October 31, 2010.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	Not annualized.

8	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2014, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Strategic Income Fund held an interest of 83.9% and 16.1%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at April 30, 2014 were $1,850,506 or 0.4% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned, fixed-rate 30-year mortgage-backed securities as noted below) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Seasoned, fixed-rate 30-year mortgage-backed securities are valued either through the use of the investment adviser’s matrix pricing system or on the basis of prices furnished by a pricing service. The valuation methodologies take into account bond prices, yield differentials, anticipated prepayments and interest rates. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps (other than centrally cleared) and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount

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that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures

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contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

M  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

N  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that

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particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

P  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked to market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract.

Q  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO securities can be unusually volatile due to changes in interest rates.

R  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.615% of its respective average daily net assets up to $500 million, 0.595% from $500 million but less than $1 billion and at reduced rates on daily net assets of $1 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2014, the Portfolio’s investment adviser fee amounted to $1,338,467 or 0.615% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

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3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including maturities and paydowns, for the six months ended April 30, 2014 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$97,718,841	$68,855,787
U.S. Government and Agency Securities	59,100,472	68,420,574

	$156,819,313	$137,276,361

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$459,353,577

Gross unrealized appreciation	$13,727,319
Gross unrealized depreciation	(6,454,882)

Net unrealized appreciation	$7,272,437

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and swaptions, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written options and written swaptions at April 30, 2014 is included in the Consolidated Portfolio of Investments.

A summary of obligations under these financial instruments at April 30, 2014 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/5/14	Swiss Franc 62,780,115	United States Dollar 69,547,042	Bank of America	$—	$(1,785,892)	$(1,785,892)
5/5/14	United States Dollar 71,289,436	Swiss Franc 62,780,115	Bank of America	43,498	—	43,498
5/7/14	Japanese Yen 1,032,812,000	United States Dollar 10,076,215	Nomura International PLC	—	(26,425)	(26,425)
5/12/14	Mexican Peso 156,435,000	United States Dollar 11,974,968	Bank of Nova Scotia	24,406	—	24,406
5/12/14	United States Dollar 7,573,280	Indian Rupee 457,489,000	Bank of America	4,906	—	4,906
5/12/14	United States Dollar 6,934,373	Indian Rupee 418,859,000	Citibank NA	3,918	—	3,918
5/12/14	United States Dollar 15,489,113	Mexican Peso 203,798,000	Bank of Nova Scotia	79,658	—	79,658

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Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/14/14	United States Dollar 1,024,580	Euro 753,645	UBS AG	$20,967	$—	$20,967
5/19/14	Japanese Yen 1,250,022,000	United States Dollar 12,283,418	Goldman Sachs International	55,207	—	55,207
5/20/14	United States Dollar 52,718,819	Euro 38,313,374	Toronto-Dominion Bank	433,360	—	433,360
5/22/14	Thai Baht 418,950,000	United States Dollar 12,998,759	Standard Chartered Bank	61,248	—	61,248
6/3/14	United States Dollar 3,653,735	Indonesian Rupiah 43,256,563,000	Deutsche Bank	82,105	—	82,105
6/17/14	Japanese Yen 1,890,703,000	United States Dollar 18,638,266	Goldman Sachs International	139,508	—	139,508
7/2/14	Euro 39,067,019	United States Dollar 53,854,667	State Street Bank and Trust Co.	—	(337,073)	(337,073)
7/10/14	Australian Dollar 11,823,112	United States Dollar 10,962,153	Goldman Sachs International	30,282	—	30,282
7/10/14	Australian Dollar 31,538,888	United States Dollar 29,236,549	Nomura International PLC	75,103	—	75,103
7/25/14	Canadian Dollar 17,880,971	United States Dollar 16,181,728	Goldman Sachs International	—	(99,519)	(99,519)
7/25/14	Canadian Dollar 49,899,029	United States Dollar 45,165,258	Toronto-Dominion Bank	—	(269,544)	(269,544)
8/5/14	Swiss Franc 62,780,115	United States Dollar 71,341,040	Bank of America	—	(45,428)	(45,428)
8/27/14	United States Dollar 814,815	Argentine Peso 7,700,000	Bank of America	69,639	—	69,639
9/8/14	United States Dollar 5,329,536	Argentine Peso 50,524,000	Bank of America	406,779	—	406,779
10/21/14	United States Dollar 14,026,307	Indonesian Rupiah 164,220,000,000	Standard Chartered Bank	—	(183,506)	(183,506)
2/23/15	United States Dollar 4,310,345	Argentine Peso 50,000,000	Citibank NA	519,749	—	519,749
2/24/15	United States Dollar 2,155,172	Argentine Peso 25,000,000	Citibank NA	257,583	—	257,583
2/25/15	United States Dollar 6,493,506	Argentine Peso 75,000,000	Citibank NA	737,898	—	737,898

				$3,045,814	$(2,747,387)	$298,427

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation

	Equity Futures
6/14	98 Nikkei 225 Index	Long	$14,474,495	$13,630,948	$(843,547)
	Interest Rate Futures
6/14	73 Japan 10-Year Bond	Short	(103,407,444)	(103,478,848)	(71,404)

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Futures Contracts (continued)
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation

6/14	147 U.K. Gilt	Short	$(27,095,413)	$(27,383,319)	$(287,906)
6/14	2,001 U.S. 5-Year Deliverable Interest Rate Swap	Short	(200,988,594)	(201,569,485)	(580,891)
6/14	134 U.S. 10-Year Deliverable Interest Rate Swap	Short	(13,620,156)	(13,636,593)	(16,437)

					$(1,800,185)

Japan 10-Year Bond:  Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Nikkei 225 Index:  Price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange.

U.K. Gilt:  Gilt issues having a maturity of 8.25 to 13 years from the calendar day of the delivery month.

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

CME	$ 4,000	Receives	3-month USD-LIBOR-BBA	1.66%	2/24/19	$(3,523)
CME	1,000	Receives	3-month USD-LIBOR-BBA	1.77	3/28/19	(3,546)
LCH.Clearnet	AUD 70,000	Pays	6-month AUD Bank Bill	3.84	9/16/18	1,128,273
LCH.Clearnet	AUD 60,000	Pays	6-month AUD Bank Bill	4.60	9/16/23	1,924,335
LCH.Clearnet	GBP 15,291	Receives	6-month GBP LIBOR	2.00	2/20/19	(87,817)
LCH.Clearnet	NZD 180,000	Pays	3-month NZD Bank Bill	4.76	10/10/16	251,003
LCH.Clearnet	NZD 150,000	Pays	3-month NZD Bank Bill	4.74	10/12/16	180,872
LCH.Clearnet	NZD 99,166	Pays	3-month NZD Bank Bill	3.90	5/16/23	(4,979,443)

						$(1,589,846)

AUD	–	Australian Dollar
GBP	–	British Pound Sterling
NZD	–	New Zealand Dollar

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation

Bank of America	BRL 8,540	Pays	Brazil CETIP Interbank Deposit Rate	13.10%	1/4/21	$201,961
Bank of America	BRL 1,584	Pays	Brazil CETIP Interbank Deposit Rate	13.10	1/2/23	38,734
Deutsche Bank	BRL 64,563	Pays	Brazil CETIP Interbank Deposit Rate	12.87	1/4/21	1,084,525
Deutsche Bank	BRL 13,122	Pays	Brazil CETIP Interbank Deposit Rate	12.92	1/4/21	240,851
Deutsche Bank	BRL 7,620	Pays	Brazil CETIP Interbank Deposit Rate	12.98	1/2/23	153,470
Goldman Sachs International	BRL 12,466	Pays	Brazil CETIP Interbank Deposit Rate	13.07	1/4/21	283,670
Goldman Sachs International	BRL 1,440	Pays	Brazil CETIP Interbank Deposit Rate	13.05	1/2/23	32,796
Nomura International PLC	BRL 66,659	Pays	Brazil CETIP Interbank Deposit Rate	13.10	1/4/21	1,555,691
Nomura International PLC	BRL 12,008	Pays	Brazil CETIP Interbank Deposit Rate	13.03	1/4/21	258,994

15

Global Opportunities Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation

Nomura International PLC	BRL 40,665	Pays	Brazil CETIP Interbank Deposit Rate	12.90%	1/2/23	$695,283
Nomura International PLC	BRL 17,191	Pays	Brazil CETIP Interbank Deposit Rate	12.83	1/2/23	251,355

						$4,797,330

BRL	–	Brazilian Real

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*	Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Depreciation

Markit CDX North America Investment Grade Index	ICE Clear Credit	$332,500	1.00%	6/20/19	$(6,229,942)	$4,563,016	$(1,666,926)

					$(6,229,942)	$4,563,016	$(1,666,926)

*	The contract annual fixed rate represents the annual fixed rate of interest paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

Cross-Currency Swaps
Counterparty	Notional Amount on Floating Rate (Currency Received) (000’s omitted)*	Notional Amount on Fixed Rate (Currency Delivered) (000’s omitted)*	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation

JPMorgan Chase Bank	$5,954	TRY 12,681	3-month USD-LIBOR-BBA	10.76%	4/8/16	$240,585

						$240,585

TRY	–	New Turkish Lira

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written options and swaptions activity for the six months ended April 30, 2014 was as follows:

	Principal Amount of Contracts (000’s omitted)	Notional Amount (000’s omitted)	Premiums Received

Outstanding, beginning of period	INR 3,044,748	$52,500	$2,742,181
Options written	—	—	—

Outstanding, end of period	INR 3,044,748	$52,500	$2,742,181

INR	–	Indian Rupee

At April 30, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

16

Global Opportunities Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk:  The Portfolio enters into credit default swap contracts and futures contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk:  The Portfolio enters into equity futures contracts to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts, options on currencies and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter written options and swaptions, swap contracts (other than centrally cleared swaps) and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2014, the fair value of derivatives with credit-related contingent features in a net liability position was $3,774,291. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $1,218,147 at April 30, 2014.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risk with respect to its written options and swaptions as the Portfolio, not the counterparty, is obligated to perform under such derivatives. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2014 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2014. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered Portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered Portfolio.

17

Global Opportunities Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2014 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$—	$—	$1,562,967	$1,008,420	$2,571,387
Net unrealized appreciation*	—	—	—	3,484,483	3,484,483
Receivable for open forward foreign currency exchange contracts	—	—	3,045,814	—	3,045,814
Receivable for open swap contracts	—	—	—	5,037,915	5,037,915

Total Asset Derivatives	$—	$—	$4,608,781	$9,530,818	$14,139,599

Derivatives not subject to master netting or similar agreements	$—	$—	$—	$3,484,483	$3,484,483

Total Asset Derivatives subject to master netting or similar agreements	$—	$—	$4,608,781	$6,046,335	$10,655,116

	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Written options and swaptions outstanding, at value	$—	$—	$(18,484)	$(1,008,420)	$(1,026,904)
Net unrealized appreciation*	(1,666,926)	(843,547)	—	(6,030,967)	(8,541,440)
Payable for open forward foreign currency exchange contracts	—	—	(2,747,387)	—	(2,747,387)

Total Liability Derivatives	$(1,666,926)	$(843,547)	$(2,765,871)	$(7,039,387)	$(12,315,731)

Derivatives not subject to master netting or similar agreements	$(1,666,926)	$(843,547)	$—	$(6,030,967)	$(8,541,440)

Total Liability Derivatives subject to master netting or similar agreements	$—	$—	$(2,765,871)	$(1,008,420)	$(3,774,291)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts in the Futures Contracts and Centrally Cleared Swaps Contracts tables above. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

During the current reporting period, the Portfolio adopted the new disclosure requirements for offsetting assets and liabilities, pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset

18

Global Opportunities Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for assets and pledged by the Portfolio (and Subsidiary) for liabilities as of April 30, 2014.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received (a)	Net Amount of Derivative Assets(b)

Bank of America	$765,517	$(765,517)	$—	$—	$—
Bank of Nova Scotia	104,064	—	—	—	104,064
Citibank NA	2,686,039	(1,008,420)	(354,272)	—	1,323,347
Credit Suisse International	1,008,420	—	(1,008,420)	—	—
Deutsche Bank	1,560,951	—	—	(1,560,951)	—
Goldman Sachs International	541,463	(102,018)	(439,445)	—	—
JPMorgan Chase Bank	636,661	(15,985)	—	(330,000)	290,676
Nomura International PLC	2,836,426	(26,425)	(2,810,001)	—	—
Standard Chartered Bank	61,248	(61,248)	—	—	—
Toronto-Dominion Bank	433,360	(269,544)	(163,816)	—	—
UBS AG	20,967	—	—	—	20,967

	$10,655,116	$(2,249,157)	$(4,775,954)	$(1,890,951)	$1,739,054

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Bank of America	$(1,831,320)	$765,517	$1,012,651	$—	$(53,152)
Citibank NA	(1,008,420)	1,008,420	—	—	—
Goldman Sachs International	(102,018)	102,018	—	—	—
JPMorgan Chase Bank	(15,985)	15,985	—	—	—
Nomura International PLC	(26,425)	26,425	—	—	—
Standard Chartered Bank	(183,506)	61,248	—	—	(122,258)
State Street Bank and Trust Co.	(337,073)	—	140,995	—	(196,078)
Toronto-Dominion Bank	(269,544)	269,544	—	—	—

	$(3,774,291)	$2,249,157	$1,153,646	$—	$(371,488)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

19

Global Opportunities Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2014 was as follows:

Consolidated Statement of Operations Caption	Credit	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Investment transactions	$—	$—	$(630,908)	$—
Financial futures contracts	—	(556,650)	—	(3,919,888)
Swap contracts	(9,312,444)	—	—	1,447,471
Foreign currency and forward foreign currency exchange contract transactions	—	—	(9,945,541)	—

Total	$(9,312,444)	$(556,650)	$(10,576,449)	$(2,472,417)

Change in unrealized appreciation (depreciation) —
Investments	$—	$—	$566,196	$(1,037,978)
Financial futures contracts	—	(843,547)	—	580,126
Written options and swaptions	—	—	728,127	1,037,978
Swap contracts	2,869,982	—	—	5,656,736
Foreign currency and forward foreign currency exchange contracts	—	—	5,190,792	—

Total	$2,869,982	$(843,547)	$6,485,115	$6,236,862

The average notional amounts of derivative instruments outstanding during the six months ended April 30, 2014, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts	Purchased Interest Rate Swaption Contracts	Swap Contracts

$10,541,000	$215,105,000	$602,873,000	$52,500,000	$1,033,227,000

The average principal amount of purchased currency options contracts outstanding during the six months ended April 30, 2014, which is indicative of the volume of this derivative type, was approximately $23,955,000.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2014.

7  Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft, the Portfolio is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Portfolio’s assets to the extent of any overdraft. At April 30, 2014, the Portfolio had a payment due to SSBT pursuant to the foregoing arrangement of $4,896,810. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at April 30, 2014. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2014. The Portfolio’s average overdraft advances during the six months ended April 30, 2014 were not significant.

20

Global Opportunities Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

8  Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign issuers, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Mortgage Pass-Throughs	$—	$77,612,161	$—	$77,612,161
Collateralized Mortgage Obligations	—	138,475,246	—	138,475,246
Commercial Mortgage-Backed Securities	—	20,850,891	—	20,850,891
Foreign Corporate Bonds	—	402,890	—	402,890
Foreign Government Bonds	—	58,437,902	—	58,437,902
Closed-End Funds	38,981,734	—	—	38,981,734
Currency Put Options Purchased	—	1,562,967	—	1,562,967
Interest Rate Swaptions Purchased	—	1,008,420	—	1,008,420
Short-Term Investments —
Foreign Government Securities	—	53,394,045	—	53,394,045
U.S. Treasury Obligations	—	5,499,813	—	5,499,813
Other	—	70,399,945	—	70,399,945

Total Investments	$38,981,734	$427,644,280	$—	$466,626,014

Forward Foreign Currency Exchange Contracts	$—	$3,045,814	$—	$3,045,814
Swap Contracts	—	8,522,398	—	8,522,398

Total	$38,981,734	$439,212,492	$—	$478,194,226

21

Global Opportunities Portfolio

April 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total

Currency Put Options Written	$—	$(18,484)	$—	$(18,484)
Interest Rate Swaptions Written	—	(1,008,420)	—	(1,008,420)
Forward Foreign Currency Exchange Contracts	—	(2,747,387)	—	(2,747,387)
Swap Contracts	—	(11,304,271)	—	(11,304,271)
Futures Contracts	(1,800,185)	—	—	(1,800,185)

Total	$(1,800,185)	$(15,078,562)	$—	$(16,878,747)

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At April 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

22

Global Opportunities Portfolio

April 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

23

Global Opportunities Portfolio

April 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Global Opportunities Portfolio (the “Portfolio”) with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. The Board considered the abilities and experience of such investment personnel in analyzing factors relevant to investment in a broad range of income securities. The Board noted the Adviser’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

24

Global Opportunities Portfolio

April 30, 2014

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Portfolio Performance

The Board compared the Portfolio’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2013 for the Portfolio. The Board took into account the purpose served by the Portfolio as an investment option for other Eaton Vance Funds seeking to participate in performance of the asset classes not generally available in other funds in which it invests or to otherwise manage investment exposures. On the basis of the foregoing and other relevant information provided to the Board, the Board concluded that the Portfolio had achieved its performance objective.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Portfolio (referred to as “management fees”). As part of its review, the Board considered the management fees and the Portfolio’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by the Adviser pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Portfolio expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Portfolio and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Portfolio and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Portfolio currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Portfolio to continue to benefit from economies of scale in the future.

25

Global Opportunities Portfolio

April 30, 2014

Officers and Trustees

Officers of Global Opportunities Portfolio

Eric A. Stein

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Global Opportunities Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

26

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Opportunities Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: June 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Global Opportunities Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: June 19, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: June 19, 2014